SHARE BASED COMPENSATION - Additional information (Details) - USD ($)								12 Months Ended
	Sep. 27, 2021	Aug. 25, 2021	Nov. 24, 2020	Jul. 09, 2020	Jul. 01, 2016	Sep. 01, 2015	Jul. 27, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of share options
Exercised								(868,563,072)	(775,117,466)	(55,983,312)
Other disclosures
Share options exercised (Shares)								868,563,072	775,117,466	55,983,312
Share-based compensation expense								$ 558,395	$ 8,349,862	$ 286,132
Unrecognized share-based compensation related to RSUs								0
Unrecognized share-based compensation related to Stock options								0
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition								558,395	8,349,862	285,950
Common Stock, Value, Issued								$ 140,716	49,401
2011 Plan | Options
Other disclosures
Granted					32,028,700
Granted					$ 0.20
2011 Plan | Restricted Stock Units (RSUs)
Other disclosures
Granted					10,430,000			0
Vested								37,500			0
Share-based compensation expense										$ 286,132
Granted					$ 0
2011 Plan | Board of Directors | Options
Other disclosures
Unvested options						3,312,618
2011 Plan | Board of Directors | Restricted Stock Units (RSUs)
Weighted average exercise price
Vested and expect to vest at end of year				$ 0
Other disclosures
Granted				550,001			28,841,700
Vested						28,639,900
Granted							$ 0
2020 Plan
Other disclosures
Granted								0
2020 Plan | Restricted Stock Units (RSUs)
Other disclosures
Share-based compensation expense									$ 8,349,270
2020 Plan | Board of Directors | Restricted Stock Units (RSUs)
Other disclosures
Granted			205,600
2021 Plan
Other disclosures
Granted								0
2021 Plan | Twelve months time-based vesting schedule
Other disclosures
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		571,666
2021 Plan | Restricted Stock Units (RSUs)
Other disclosures
Share-based compensation expense								$ 558,395
Granted		$ 0
2021 Plan | Restricted Stock Units (RSUs) | ADS
Other disclosures
Vested	1,111,111
Shares exerecised								571,666	527,777
2021 Plan | Restricted Stock Units (RSUs) | Vest immediately
Other disclosures
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		527,777
2021 Plan | Restricted Stock Units (RSUs) | Six months time-based vesting schedule
Other disclosures
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number		571,666